Label	Element	Value
Plumb Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Plumb Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Plumb Balanced Fund (the “Balanced Fund”) seeks a high total return through capital appreciation while attempting to preserve principal,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Plumb Balanced Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest, in the future, at least $25,000 in the Balanced Fund. More information about these and other discounts is available from your financial intermediary and in the section entitled “Choosing a Share Class: Class A Shares,” on page 41 of this Prospectus and “Sales Charge Reduction and Waivers” on page 15 of the of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2025. You may be required to pay a sales charge on your purchases and sales of Class A Shares of the Fund, which are reflected in the example. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	However, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Balanced Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the Fund’s assets are normally invested in common stocks.
To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.
We also normally invest at least 25% of the Fund’s assets in fixed income senior securities. The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.
The Fund will also invest in foreign securities, including the securities of companies located in emerging market countries. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets. The Fund will only invest in emerging-market securities to the extent that such securities are listed on a U.S. exchange.
The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers’ estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	More than 50% of the Fund’s assets are normally invested in common stocks.To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.We also normally invest at least 25% of the Fund’s assets in fixed income senior securities. The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.The Fund will also invest in foreign securities, including the securities of companies located in emerging market countries. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Balanced Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund’s Investor Shares total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund’s Investor Shares average annual total returns for 1, 5, and 10 years both before and after taxes. Table II also shows the Fund's Institutional Shares and Class A Shares returns before taxes for 1, 5, and 10 years (reflecting the performance of the Investor Shares for periods prior to inception of Institutional Shares and Class A Shares and adjusted for Institutional Shares and Class A Shares fees and expenses, as applicable), and compares those returns to the performance of the Fund's benchmark index, the Bloomberg Aggregate Bond Index, and four different supplementary securities market indices, the Standard & Poor’s 500 Composite Index (S&P 500® Index), the Bloomberg Intermediate Government/Credit Bond Index, MSCI’s Europe, Australasia, and Far East (EAFE) Index, and a Blended Benchmark, which is a composite comprised of 55% S&P 500 Index, 35% Bloomberg Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. Returns shown in the performance table for Class A Shares reflect the maximum sales charge of 5.75% for the Fund’s Class A Shares. The S&P 500® Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The Bloomberg Intermediate Government/Credit Bond Index is a broad-based index of government and investment-grade corporate fixed-rate debt securities with maturities between 1 and 10 years and represents the bond markets in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The included Blended Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.plumbfunds.com or by calling (toll free) 1-866-987-7888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The included Blended Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Balanced Fund Year-by-Year Total Returns (Calendar Year)- Investor Shares(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and Class A Shares may incur a sales load, and if these amounts were reflected returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s highest and lowest quarterly returns during the period presented in Table I:

Highest Quarterly Return	Lowest Quarterly Return
2nd Quarter of 2020	2nd Quarter of 2022
19.41%	-17.18%

The performance information above is calculated based on a calendar year. The Fund’s total return (not annualized) for the six-month period ended June 30, 2024 was 13.98%.

Performance Table Heading	rr_PerformanceTableHeading	Balanced Fund Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during such years and do not reflect the impact of state or other local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Investor Shares and after-tax returns for Institutional Shares and Class A Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during such years and do not reflect the impact of state or other local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only Investor Shares and after-tax returns for Institutional Shares and Class A Shares will vary.

Plumb Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Plumb Balanced Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastically reduced or volatile trading activity may make it difficult for the Fund to properly value its investments, particularly its fixed-income investments.
Plumb Balanced Fund | Individual Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment. The Fund’s balance between equity and debt securities could limit its potential for capital appreciation relative to an all-stock fund or contribute to greater volatility relative to an all-bond fund.
Plumb Balanced Fund | Emerging Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
Plumb Balanced Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
Plumb Balanced Fund | Smaller Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion at the time of investment. Earnings and revenues of smaller companies tend to be less predictable, and the share prices of smaller companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.
Plumb Balanced Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund’s share price.
Plumb Balanced Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company’s preferred stock, common stock and bond prices to fall.
Plumb Balanced Fund | Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. If an issuer “calls” its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.
Plumb Balanced Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.
Plumb Balanced Fund | Mortgage-Related And Other Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.
Plumb Balanced Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.
Plumb Balanced Fund | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.
Plumb Balanced Fund | Rating Agencies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have a negative effect on the liquidity or market price of the securities in which the Fund invests.
Plumb Balanced Fund | Key Person Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Key Person Risk. The Fund is heavily dependent upon each of Mr. Thomas G. Plumb and Mr. Nathan M. Plumb for its operation and for the execution of its investment strategy. Mr. Thomas G. Plumb serves as a portfolio manager for the Fund, and also serves as the Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. Mr. Nathan M. Plumb serves as a portfolio manager for the Fund, and also serves as President of the Plumb Funds.The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event either of them was no longer involved in the management of the Fund.
Plumb Balanced Fund | Growth And Value Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth and Value Stock Risk. By investing in a mix of growth and value companies, the Fund assumes the risks of both. To the extent the Fund is more heavily allocated to growth or value stocks, its performance may deviate significantly from its benchmark.
◦ Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
◦ Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers mis-gauged that worth. They also may decline in price, even though in theory they are already undervalued.

Plumb Balanced Fund | Growth And Value Stock Risk, Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
Plumb Balanced Fund | Growth And Value Stock Risk, Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers mis-gauged that worth. They also may decline in price, even though in theory they are already undervalued.
Plumb Balanced Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Plumb Balanced Fund | Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Plumb Balanced Fund | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Plumb Balanced Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Plumb Balanced Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.59%
5 Years	rr_AverageAnnualReturnYear05	9.91%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Plumb Balanced Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLBBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	847
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,866
Annual Return 2014	rr_AnnualReturn2014	10.41%	[2]
Annual Return 2015	rr_AnnualReturn2015	(0.59%)	[2]
Annual Return 2016	rr_AnnualReturn2016	5.06%	[2]
Annual Return 2017	rr_AnnualReturn2017	23.22%	[2]
Annual Return 2018	rr_AnnualReturn2018	(1.74%)	[2]
Annual Return 2019	rr_AnnualReturn2019	23.20%	[2]
Annual Return 2020	rr_AnnualReturn2020	21.66%	[2]
Annual Return 2021	rr_AnnualReturn2021	4.06%	[2]
Annual Return 2022	rr_AnnualReturn2022	(22.21%)	[2]
Annual Return 2023	rr_AnnualReturn2023	25.13%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.18%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.13%
5 Years	rr_AverageAnnualReturnYear05	8.71%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Plumb Balanced Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.78%
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Plumb Balanced Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.01%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Plumb Balanced Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLIBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,600
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	25.40%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.94%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2020	[3]
Plumb Balanced Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLABX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge is imposed on Class A Share purchases of $1 million or more that are redeemed within 18 months after purchase. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest, in the future, at least $25,000 in the Balanced Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,353
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	17.92%	[5]
5 Years	rr_AverageAnnualReturnYear05	7.43%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.17%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2021	[5]
Plumb Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Plumb Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Plumb Equity Fund (the “Equity Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Plumb Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest, in the future, at least $25,000 in the Equity Fund. More information about these and other discounts is available from your financial intermediary and in the section entitled “Choosing a Share Class: Class A Shares,” on page 41 of this Prospectus and “Sales Charge Reduction and Waivers” on page 15 of the of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2025. You may be required to pay a sales charge on your purchases and sales of Class A Shares of the Fund, which are reflected in the example. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	However, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities. The Fund generally invests in stocks encompassing small, medium, and large market capitalizations. The Fund focuses on companies with growth rates higher than the general United States economy and with the potential to benefit from either secular macroeconomic trends or the creation of a new total addressable market (TAM).
The Fund will also invest in foreign securities, including the securities of companies located in foreign countries. The Fund will limit its investments in foreign securities, typically in American Depositary Receipts (ADRs), to 15% of its total assets. The Fund will only invest in foreign domiciled securities to the extent that such securities are listed on a U.S. exchange.
The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency.
The Fund typically sells securities in companies if the investment thesis is changing or for opportunity cost, meaning we believe another security is more attractive for our shareholders. This typically occurs when the market valuation of a security held by the Fund rises significantly above the portfolio managers' estimates of its intrinsic business value or when the portfolio managers perceive that long-term economic fundamentals have significantly deteriorated or are unlikely to match their initial expectations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities. The Fund generally invests in stocks encompassing small, medium, and large market capitalizations. The Fund focuses on companies with growth rates higher than the general United States economy and with the potential to benefit from either secular macroeconomic trends or the creation of a new total addressable market (TAM).The Fund will also invest in foreign securities, including the securities of companies located in foreign countries. The Fund will limit its investments in foreign securities, typically in American Depositary Receipts (ADRs), to 15% of its total assets. The Fund will only invest in foreign domiciled securities to the extent that such securities are listed on a U.S. exchange.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Equity Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund’s Investor Shares total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund’s Investor Shares average annual total returns for 1, 5, and 10 years both before and after taxes. Table II also shows the Fund's Institutional Shares and Class A Shares returns before taxes for 1, 5, and 10 years (reflecting the performance of the Investor Shares for periods prior to inception of Institutional Shares and Class A Shares and adjusted for Institutional Shares and Class A Shares fees and expenses, as applicable), and compares those returns to the performance of two different securities market indices, the S&P 500® Index and the MSCI EAFE Index, as well as to the Fund’s Benchmark, which is a composite comprised of 90% S&P 500® Index and 10% MSCI EAFE Index. Returns shown in the performance table for Class A Shares reflect the maximum sales charge of 5.75% for the Fund’s Class A Shares. The S&P 500® Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.plumbfunds.com or by calling (toll free) 1-866-987-7888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Equity Fund Year-by-Year Total Returns (Calendar Year)- Investor Shares(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and Class A Shares may incur a sales load, and if these amounts were reflected returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s highest and lowest quarterly returns during the period presented in Table I:

Highest Quarterly Return:	Lowest Quarterly Return:
2nd Quarter of 2020	2nd Quarter of 2022
28.79%	-24.18%
The performance information above is calculated based on a calendar year. The Fund’s total return (not annualized) for the six-month period ended June 30, 2024 was 20.30%.

Performance Table Heading	rr_PerformanceTableHeading	Equity Fund Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during such years and do not reflect the impact of state or other local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Investor Shares and after-tax returns for Institutional Shares and Class A Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during such years and do not reflect the impact of state or other local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only Investor Shares and after-tax returns for Institutional Shares and Class A Shares will vary.

Plumb Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Plumb Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastically reduced or volatile trading activity may make it difficult for the Fund to properly value its investments.
Plumb Equity Fund | Individual Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.
Plumb Equity Fund | Emerging Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
Plumb Equity Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
Plumb Equity Fund | Smaller Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion at the time of investment. Earnings and revenues of smaller companies tend to be less predictable, and the share prices of smaller companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.
Plumb Equity Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.
Plumb Equity Fund | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.
Plumb Equity Fund | Key Person Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Key Person Risk. The Fund is heavily dependent upon each of Mr. Thomas G. Plumb and Mr. Nathan M. Plumb for its operation and for the execution of its investment strategy. Mr.
Thomas G. Plumb serves as a portfolio manager for the Fund, and also serves as the Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. Mr. Nathan M. Plumb serves as a portfolio manager for the Fund, and also serves as President of the Plumb Funds.The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event either of them was no longer involved in the management of the Fund.

Plumb Equity Fund | Growth And Value Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth and Value Stock Risk. By investing in a mix of growth and value companies, the Fund assumes the risks of both. To the extent the Fund is more heavily allocated to growth or value stocks, its performance may deviate significantly from its benchmark.
◦ Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
◦ Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

Plumb Equity Fund | Growth And Value Stock Risk, Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
Plumb Equity Fund | Growth And Value Stock Risk, Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.
Plumb Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Plumb Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Plumb Equity Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Blended Benchmark(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.14%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	10.97%
Plumb Equity Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLBEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,137
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,527
Annual Return 2014	rr_AnnualReturn2014	14.77%	[7]
Annual Return 2015	rr_AnnualReturn2015	1.20%	[7]
Annual Return 2016	rr_AnnualReturn2016	3.88%	[7]
Annual Return 2017	rr_AnnualReturn2017	39.70%	[7]
Annual Return 2018	rr_AnnualReturn2018	(2.16%)	[7]
Annual Return 2019	rr_AnnualReturn2019	32.95%	[7]
Annual Return 2020	rr_AnnualReturn2020	32.34%	[7]
Annual Return 2021	rr_AnnualReturn2021	3.52%	[7]
Annual Return 2022	rr_AnnualReturn2022	(32.85%)	[7]
Annual Return 2023	rr_AnnualReturn2023	42.77%	[7]
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.18%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	42.77%
5 Years	rr_AverageAnnualReturnYear05	11.79%
10 Years	rr_AverageAnnualReturnYear10	11.16%
Plumb Equity Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	42.77%
5 Years	rr_AverageAnnualReturnYear05	9.35%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Plumb Equity Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	25.32%
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Plumb Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLIEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,507
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[8]
1 Year	rr_AverageAnnualReturnYear01	43.05%	[8]
5 Years	rr_AverageAnnualReturnYear05	12.02%	[8]
10 Years	rr_AverageAnnualReturnYear10	11.38%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2020	[8]
Plumb Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLAEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[9]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.62%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge is imposed on Class A Share purchases of $1 million or more that are redeemed within 18 months after purchase. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest, in the future, at least $25,000 in the Equity Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,752
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,194
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[10]
1 Year	rr_AverageAnnualReturnYear01	34.53%	[10]
5 Years	rr_AverageAnnualReturnYear05	10.47%	[10]
10 Years	rr_AverageAnnualReturnYear10	10.49%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2021	[10]

[1]
Effective August 1, 2023, the Funds’ Advisor, Wisconsin Capital Management, LLC (the “Advisor”), has contractually agreed, at least until July 31, 2025 to waive fees and reimburse expenses of the Balanced Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.44% of its average daily net assets for Investor Shares, 1.19% of its average daily net assets for Institutional Shares and 1.44% of its average daily net assets for Class A Shares. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund’s actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding 36 months, provided the amount of recoupment in any year shall be limited so that it does not cause the Fund’s total operating expenses, after recoupment has been taken into account, to exceed the current cap or the applicable cap at the time of waiver for that year. Prior to July 28, 2023, the contractual expense cap was 1.19% of the average daily net assets for Investor Shares, 0.99% of the average daily net assets for Institutional Shares and 1.19% of the average daily net assets for Class A Shares.

[2]	The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and Class A Shares may incur a sales load, and if these amounts were reflected returns would be less than those shown.
[3]	Performance shown for the Institutional Shares prior to its commencement of operations on August 3, 2020 reflects the performance of the Investor Shares adjusted for Institutional Shares fees and expenses.
[4]	A 1.00% contingent deferred sales charge is imposed on Class A Share purchases of $1 million or more that are redeemed within 18 months after purchase. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[5]	Performance shown for the Class A Shares prior to its commencement of operations on February 8, 2021 reflects the performance of the Investor Shares adjusted for Class A Shares fees and expenses
[6]
Effective August 1, 2023, the Funds’ Advisor, Wisconsin Capital Management, LLC (the “Advisor”), has contractually agreed, at least until July 31, 2025 to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.50% of its average daily net assets for Investor Shares, 1.25% of its average daily net assets for Institutional Shares and 1.50% of its average daily net assets for Class A Shares. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund’s actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding 36 months, provided the amount of recoupment in any year shall be limited so that it does not cause the Fund’s total operating expenses, after recoupment has been taken into account, to exceed the current cap or the applicable cap at the time of waiver for that year. Prior to July 28, 2023, the contractual expense cap was 1.19% of the average daily net assets for Investor Shares, 0.99% of the average daily net assets for Institutional Shares and 1.19% of the average daily net assets for Class A Shares.

[7]	The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and Class A Shares may incur a sales load, and if these amounts were reflected returns would be less than those shown.
[8]	Performance shown for the Institutional Shares prior to its commencement of operations on August 3, 2020 reflects the performance of the Investor Shares adjusted for Institutional Shares fees and expenses.
[9]	A 1.00% contingent deferred sales charge is imposed on Class A Share purchases of $1 million or more that are redeemed within 18 months after purchase. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[10]	Performance shown for the Class A Shares prior to its commencement of operations on February 8, 2021 reflects the performance of the Investor Shares adjusted for Class A Shares fees and expenses.